Financial Instruments at Fair Value Through Profit or Loss - Outstanding Forward Exchange Contracts Not Designated for Hedge (Detail) - Forward exchange contracts [Member] - EUR [Member]
€ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about financial instruments [Line Items]
Currency	NT$/EUR	NT$/EUR
Maturity Period	March 2024	March 2023
Contract Amount	$ 145	$ 62	€ 4	€ 2